Balance Sheet Details - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 704	$ 242
Other current assets	355	111
Total	$ 1,059	$ 353